Income Taxes - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Applicable tax rate	24.40%	22.40%
Temporary differences not recognised as deferred income tax assets	₩ 18,453	₩ 10,325
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	₩ 25,536	₩ 13,052